Convertible Note Arrangement	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Convertible Note Arrangement

13.Convertible Note Arrangement

The Company closed the 2026 Notes on September 2, 2021 for gross proceeds of US$37,500 for Tranche #1.  As the 2026 Notes include a conversion feature and other embedded derivatives, its value was split between Financial Derivative Liability measured initially and subsequently at FVTPL and Long-term Convertible Notes payable measured at fair value less transaction cost and subsequently at amortized cost.

The 2026 Notes bear interest at a fixed rate of 6.95%, with coupon payments due in February and August each year in cash. The maturity date is December 1, 2026 and all principal, if not converted, is due upon maturity.

The 2026 Notes are convertible into common shares of Electra, at the option of the Noteholders, at an initial Conversion Rate of 4,058.24 common shares per US$1 principal amount of Notes. As a result of the 18:1 share consolidation that took effect during the year (Note 15), the Conversion Rate is 225.46 per US$1 principal amount of Notes.

After the third anniversary of the issue of the 2026 Notes, the Company may mandate the conversion of the 2026 Notes at its option in the event the trading price of the Company’s common shares exceeds 150% of the Conversion Price for at least 20 trading days, whether consecutive or not, during any consecutive 30 day trading period.

Converting Noteholders will be entitled to an interest make-whole payment, equal to two years of coupon payment or the remaining coupon payment until maturity, whichever is less. In the event of a fundamental change, namely a change of control, the conversion rate may be adjusted, in line with a prescribed table in the Note Indenture.

The total value recorded to the host debt portion of Tranche #1 at inception was $23,488. Transaction costs of $1,473 were recorded as a reduction in the initial debt balance, leading to a net host debt value of $22,015 on the September 2, 2021 initial recognition date. Transaction costs allocated to the derivative liability and expensed were $1,493. The total transaction costs were $2,966.

Holders of the 2026 Notes also had the option to require the Company to issue to the Noteholders an aggregate additional US$7,500 principal amount of 2026 Notes, issued at par and on the same terms as noted above, prior to October 22, 2021. The Noteholders exercised this option in full, and US$7,500 of additional notes were issued on October 22, 2021 as Tranche #2.  The total value recorded to the host debt portion at inception was $2,306. Transaction costs of $110 were recorded as a reduction in the initial debt balance, leading to a net host debt value of $2,196. Transaction costs allocated to the derivative liability and expensed were $333. The total transaction costs were $443.

The 2026 Notes are secured by a first priority security interest (subject to permitted liens) in substantially all the Company’s assets.  Security against the Company’s Iron Creek Project in Idaho will be released upon achieving certain Refinery commissioning thresholds.  The 2026 Notes are subject to customary events of default and basic positive and negative covenants. The Company is required to maintain a minimum liquidity balance of US$7,500 under the terms of the 2026 Notes, which can be satisfied with a future working capital facility. The Company was in breach of this requirement at December 31, 2022 which would entitle the Noteholders to call the 2026 Note, but has successfully closed on the 2028 Notes for US$51,000 subsequent to year end on February 13, 2023. A portion of the 2028 Notes was used to cancel the outstanding 2026 Notes of US$36,000. The 2028 Note requires the Company to maintain a minimum liquidity balance of US$2,000. Refer to below for further details on the 2028 Note.

During the year ended December 31, 2022, US$3,500 (December 31, 2021 – US$5,500) of principal value of 2026 Notes were converted by Noteholders which resulted in the Company issuing a total of 789,103 (December 31, 2021 – 1,240,019) post-consolidation common shares.  The Company also made interest make-whole payments to the Noteholders upon conversion totaling US$485 (December 31, 2021 - US$756).  There were no significant transaction costs incurred in relation to the conversions. During the year ended December 31, 2022, the Company had also made an interest payments of $3,183 (December 31, 2021 - $nil).

The following table sets out the details of the Company’s convertible notes payable relating to the host debt portion of the 2026 Notes as of December 31, 2022 and December 31, 2021.

	December 31,	December 31,
	2022	2021
Convertible notes payable - beginning of year	$22,541	$—
Tranche #1 issuance	—	22,015
Tranche #2 issuance	—	2,196
Effective interest	6,954	2,308
Foreign exchange loss	2,728	269
Interest payment	(3,183)	—
Portion derecognized due to conversions	(2,078)	(3,083)
Convertible notes payable - end of year	26,962	23,705
Less: accrued interest	(1,300)	(1,164)
Balance December 31, 2022	$25,662	$22,541

The effective interest associated with the convertible notes payable is capitalized to the associated Refinery assets. The foreign exchange movement is recorded as a gain or loss in the Statement of Income (Loss) and Other Comprehensive Income (Loss).

The 2026 Notes contain certain features that are embedded derivatives that are separated from the host debt contract relating to the Noteholders’ option to convert principal into common shares, the Company’s option to force a mandatory conversion and the interest make-whole payment.

For the year ended December 31, 2022, the embedded derivatives were fair valued using the finite difference valuation method with the following key assumptions:

●	The conversion rate, interest rate, make-whole interest requirements, and maturity date terms from the Convertible Note Indenture as outlined above;
●	Risk free rate at December 31, 2022 of 4.2% (December 31, 2021 – 1.4%) based on the US dollar zero curve;
●	Equity volatility at December 31, 2022 of 54% (December 31, 2021 – 60%) based on an assessment of the Company’s historical volatility and the estimated maximum a third-party investor would be willing to pay for;
●	An Electra share price at December 31, 2022 of $2.25 (December 31, 2021 - $5.67) reflecting the quoted market prices; and
●	A credit spread at December 31, 2022 of 30.5% (December 31, 2021 – 25.6%).

The following table sets out the details of the Company’s financial derivative liability related to embedded derivatives in the 2026 Notes as of December 31, 2022 and December 31, 2021:

	December 31,	December 31,
	2022	2021
Financial Derivative Liability - beginning of year	$37,715	$—
Initial recognition of Tranche #1	—	23,803
Initial recognition of Tranche #2	—	6,971
(Gain) Loss on fair value derivative revaluation	(27,686)	12,952
Portion derecognized due to conversions	(3,355)	(6,011)
Balance December 31, 2022	$6,674	$37,715

2028 Notes

On February 13, 2023, the Company completed subscription agreements for 2028 Notes with certain institutional investors in the United States with respect to US$51 million principal amount of 8.99% senior secured notes due February 2028. The investors in the offering also received an aggregate of 10,796,054 warrants to purchase common shares in the Company. The Company used a portion of the proceeds of the 2028 Notes offering to purchase all of the outstanding 2026 Notes consisting of US$36 million of existing 6.95% senior secured notes due December 2026 for cancellation at par, as well as to pay accrued and unpaid interest on the 2026 Notes through the closing date of the 2028 Notes offering. The net proceeds of the 2028 Notes offering to the Company, after the purchase and cancellation of the 2026 Notes and payment of accrued and unpaid interest thereon, is approximately US$14 million. The net proceeds of the 2028 Notes offering will be used to finance capital expenditures associated with the expansion and recommissioning of the Company’s wholly owned hydrometallurgical cobalt refinery (the “Refinery”) located in Ontario, Canada, including buildings, equipment, infrastructure, and other direct costs, as well as engineering and project management costs, and transaction costs associated with the 2028 Notes offering and repurchase of the 2026 Notes.

The 2028 Notes bear interest at 8.99% per annum, payable in cash semi-annually in arrears in February and August of each year, and mature in February 2028. During the first 12 months of the term of the 2028 Notes, the Company may pay interest through the issuance of Common Shares at an increased annual interest rate of 11.125%. In the event the Company achieves a third-party green bond designation during the term of the Note Indenture, the interest rate on future cash interest payments shall be reduced to 8.75% per year and the interest rate of future interest paid through the issuance of Common Shares shall be reduced to 10.75% per year.

The initial conversion rate of the 2028 Notes is 403.2140 Common Shares per US$1 principal amount of 2028 Notes (equivalent to an initial conversion price of approximately US$2.48 per Common Share) subject to certain adjustments set forth in the Note Indenture (the “Conversion Price”).

The 2028 Notes are secured by a first priority security interest (subject to customary permitted liens) in substantially all of the Company’s assets, and the assets and/or equity of the secured guarantors. The 2028 Notes are subject to customary events of default and basic positive and negative covenants. The Company is required to maintain a minimum liquidity balance of US$2,000 under the terms of the 2028 Notes. The Company also must have a United States registration statement providing for the resale of the underlying Common Stock deliverable on the conversion of the debenture and warrant indenture by May 15, 2023. Failure to provide a registration statement by the date is considered an event of default under the bond and warrant indenture which provides the indenture holders the right to demand repayment of the instrument.

The Warrants are exercisable for five years at an exercise price of US$2.48.

Transaction costs of the 2028 Notes offering included a cash fee equal to 4% of the difference between the principal amount of 2028 Notes and the outstanding principal amount of 2026 Notes, a portion of which cash fee was satisfied by the issuance of 27,500 Common Shares at a price of US$2.18, as well as an additional placement agent fee of 50,000 Common Shares.

For the period from January 1, 2023 to April 4, 2023, the Company received conversion notices for US$500 of principal for its 2028 Notes.  In line with the conversion terms in the Note Indenture, a 201,607 common shares were issued for settlement of bond par value and make-whole interest payments of US$90 were settled by issuing 41,390 shares for a total of 242,997 common shares. No conversion notices were received relating to 2026 Notes from January 1, 2023 to cancellation.